Short-term Investments	12 Months Ended
Dec. 31, 2012
Short-term Investments
Short-term Investments

6.                        Short-term Investments

As of December 31, 2011 and 2012, the Group’s short-term investments consisted of held-to-maturity investments including fixed-rate corporate bonds and other short-term investments of financial products issued by commercial banks in China with a variable interest rate indexed to performance of underlying assets and a maturity date within one year when purchased. As of December 31, 2012, the effective yields of short-term investments ranged from 4.00% to 4.75% per annum (2011: 4.27% to 5.65% per annum).

The following is a summary of short-term investments (in thousands):

	December 31, 2012
	Carrying Value	Unrecognized Gains/(Loss)	Estimated Fair Value
	RMB	RMB	RMB
Held-to-maturity securities-fixed rate investments	953,035	—	953,035
Other short-term investments	120,504	—	120,504

	December 31, 2011
	Carrying Value	Unrecognized Gains/(Loss)	Estimated Fair Value
	RMB	RMB	RMB
Held-to-maturity securities-fixed rate investments	993,606	—	993,606

During the years ended December 31, 2010, 2011 and 2012, the Company recorded investment income related to short-term investments of nil, RMB13.1million and RMB42.9 million in the consolidated statements of operations and comprehensive income, respectively.